Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows:

	December 31, 2019 $	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $
Cash and cash equivalents	160,221	149,014	244,241	126,146
Restricted cash – current	53,689	38,329	22,326	10,145
Restricted cash – long-term	39,381	35,521	72,868	106,882
Total	253,291	222,864	339,435	243,173

Changes in Operating Assets and Liabilities
The changes in operating assets and liabilities for years ended December 31, 2019, 2018 and 2017 are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Accounts receivable	6,184	3,542	1,620
Prepaid expenses and other current assets	3,348	(3,843)	(2,815)
Accounts payable	1,264	274	(2,053)
Accrued liabilities and other long-term liabilities	(252)	13,958	2,449
Unearned revenue and long-term unearned revenue	(197)	4,234	(1,456)
Advances to and from affiliates	(6,007)	2,183	(913)
Other operating assets and liabilities	(1,122)	(1,130)	772
Total	3,218	19,218	(2,396)